INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Mar. 27, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Tax Credit Carryforward, Description	CARES Act was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, permits federal NOL carryforwards and carrybacks to offset 100% of taxable income for taxable years beginning before 2021. In addition, the CARES Act allows federal NOLs incurred in 2019, 2020 and 2021 to be carried back to each of the five preceding taxable years to generate a refund of previously paid income taxes.	carryforward indefinitely and be available to offset up to 80% of future taxable income each year
Unrecognized Tax Benefits that Would Impact Effective Tax Rate		$ 1,100,000	$ 1,000,000.0
Financing Receivable, Accrued Interest, Writeoff			$ 0
California Franchise Tax Board [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		69,700,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		95,900,000		$ 13,500,000	$ 82,400,000
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount		3,000,000.0
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		400,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward amount		$ 1,500,000